Segment information - Balance sheet related (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016
Segment Reporting Information
Total assets	SFr 783,411	SFr 811,979	SFr 819,861
Operating Segments | Swiss Universal Bank
Segment Reporting Information
Total assets	235,562	232,334	228,363
Operating Segments | International Wealth Management
Segment Reporting Information
Total assets	89,163	89,927	91,083
Operating Segments | Asia Pacific
Segment Reporting Information
Total assets	90,948	96,291	97,221
Operating Segments | Global Markets
Segment Reporting Information
Total assets	228,858	242,745	239,700
Operating Segments | Investment Banking & Capital Markets
Segment Reporting Information
Total assets	20,973	19,997	20,784
Operating Segments | Strategic Resolution Unit
Segment Reporting Information
Total assets	54,427	61,640	80,297
Corporate Center
Segment Reporting Information
Total assets	63,480	SFr 69,045	62,413
Bank
Segment Reporting Information
Total assets	785,494		822,065
Bank | Operating Segments | Swiss Universal Bank
Segment Reporting Information
Total assets	235,562		228,363
Bank | Operating Segments | International Wealth Management
Segment Reporting Information
Total assets	89,163		91,083
Bank | Operating Segments | Asia Pacific
Segment Reporting Information
Total assets	90,948		97,221
Bank | Operating Segments | Global Markets
Segment Reporting Information
Total assets	228,858		239,700
Bank | Operating Segments | Investment Banking & Capital Markets
Segment Reporting Information
Total assets	20,973		20,784
Bank | Operating Segments | Strategic Resolution Unit
Segment Reporting Information
Total assets	54,427		80,297
Bank | Adjustments
Segment Reporting Information
Total assets	SFr 65,563		SFr 64,617